LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Schedule of Loans Outstanding

During the year ended December 31, 2019, the loans payable are summarized as follows:

Balance, December 31,
2019	2018	Currency	Terms
CAD $	CAD $
731,606	1,002,199	USD	Unsecured, due on demand
148,158	220,500	Colombian Pesos	Unsecured, due on demand
32,545	315,231	Argentina Pesos	Unsecured, due on demand
350,746	—	Argentina Pesos	Unsecured, due January 2020
1,263,055	1,537,930

During the year ended December 31, 2018, the loans payables are summarized as follows:

Balance, December 31,
2018	2017	Currency	Terms
CAD $	CAD $
410,959	—	USD	Unsecured, due February 24, 2019
410,959	—	USD	Unsecured, due March 6, 2019
68,213	—	USD	Unsecured, due February 19, 2019
112,068	—	USD	Unsecured, due on demand
220,500	—	Colombian Pesos	Unsecured, due on demand
315,231	—	Argentina Pesos	Unsecured, due on demand
1,537,930	—